RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total payments to related parties	$ 6,800	$ 19,239
IPR&D asset acquired with no alternative use recognized in research and development expenses	42,071
IPR&D asset acquired with no alternative use recognized in research and development expenses	62,905	21,770	$ 21,448
Everest Medicines (Singapore) Pte. Ltd | VIS-101
Related Party Transaction [Line Items]
Reimbursement of upfront licensing payment for rights to develop VIS-101 in Asian Territories	7,000
AffaMed Therapeutics (HK) Limited
Related Party Transaction [Line Items]
IPR&D asset acquired with no alternative use recognized in research and development expenses	47,071
AffaMed Therapeutics (HK) Limited | VIS-101
Related Party Transaction [Line Items]
Payment for ex-China rights to VIS-101	5,000
I-Mab Biopharma (Hangzhou) Co., Ltd | Series C Investment
Related Party Transaction [Line Items]
Investment in Series C round of financing		19,000
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Consulting and rent expenses	100	$ 239
ABio-X Holdings, Inc. | VIS-101
Related Party Transaction [Line Items]
Payment for business development and related services performed related to VIS-101	1,200
C-Bridge Joint Value Creation (HK) Limited
Related Party Transaction [Line Items]
Consulting and rent expenses	$ 500